Income from Investments in Other Companies	12 Months Ended
Dec. 31, 2025
Income from Investments in Other Companies [Abstract]
Income from investments in other companies:
32.	Income from investments in other companies:

The income obtained from investments in companies detailed in note No. 12 corresponds to the following:

	Shareholder	2025	2024	2023
		MCh$	MCh$	MCh$
Income attributable to investments in other companies:
Associates
Transbank S.A.	Banco de Chile	5,942	2,575	7,014
Centro de Compensación Automatizado S.A.	Banco de Chile	2,007	1,875	1,686
Redbanc S.A.	Banco de Chile	1,279	663	288
Sociedad Interbancaria de Depósito de Valores S.A.	Banco de Chile	549	483	460
Administrador Financiero del Transantiago S.A.	Banco de Chile	501	610	723
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A.	Banco de Chile	237	145	86
Servicios de Infraestructura de Mercado OTC S.A.	Banco de Chile	31	151	131
Subtotal Associates		10,546	6,502	10,388

Joint Ventures
Servipag Ltda.	Banco de Chile	1,437	1,676	2,201
Artikos Chile S.A. (*)	Banco de Chile	—	552	820
Subtotal Joint Ventures		1,437	2,228	3,021
Subtotal		11,983	8,730	13,409

Income from disposal of shares in companies:

Joint Ventures
Artikos Chile S.A. (*)	Banco de Chile	—	7,925	—

Total Investments in other companies		11,983	16,655	13,409

(*)	In September 2024, it was agreed to accept the binding purchase offer presented by the Santiago Chamber of Commerce A.G. for 100% of the shares of Artikos Chile S.A. The sale was completed in December of the same year.